NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
NET LOSS PER SHARE
Schedule of computation of our basic and diluted net loss per share attributable to common shareholders

The following table sets forth the computation of our basic and diluted net loss per share attributable to common shareholders for the nine months ended September 30, 2020 and 2019 (in thousands):

	For the Nine Months Ended September 30,
	2020	2019
Basic net loss per share:
Numerator:
Net Loss	$(198,968)	$(247,448)
Minus: Net income attributed to noncontrolling interests	—	1,847
Net loss attributable to common shareholders – basic	$(198,968)	$(249,295)
Denominator:
Weighted average shares outstanding – basic and diluted	53,110	48,786
Basic net loss per share	$(3.75)	$(5.11)
Diluted net loss per share:
Numerator:
Net Loss	$(198,968)	$(247,448)
Minus: Net income attributed to noncontrolling interests	—	1,847
Minus: Gain on liability-classified warrants	—	8,402
Net loss attributable to common shareholders – diluted	$(198,968)	$(257,697)
Denominator:
Weighted average shares outstanding – basic and diluted	53,110	48,786
Diluted net loss per share	$(3.75)	$(5.28)

The following table sets forth the computation of our basic and diluted net loss per share attributable to common shareholders for the years ended December 31, 2019, 2018, and 2017 (in thousands):

	For the Years Ended December 31,
	2019	2018	2017
Basic net loss per share:
Numerator:
Net loss	$(339,170)	$(239,929)	$(84,767)
Minus: Deemed dividend	—	$7,224	—
Minus: Net income attributable to noncontrolling interests	$1,847	$1,362	$62
Net loss attributable to common shareholders – basic	$(341,017)	$(248,515)	$(84,829)
Denominator:
Weighted average shares outstanding – basic and diluted	49,444	48,570	39,930
Basic and diluted net loss per share	$(6.90)	$(5.12)	$(2.12)
Diluted net loss per share:
Numerator:
Net loss	$(339,170)	$(239,929)	$(84,767)
Minus: Deemed dividend	—	$7,224	—
Minus: Net income attributable to noncontrolling interests	$1,847	$1,362	$62
Minus: Gain on liability-classified warrants	$8,132	—	—
Net loss attributable to common shareholders – diluted	$(349,149)	$(248,515)	$(84,829)
Denominator:
Weighted average shares outstanding – basic and diluted	49,444	48,570	39,930
Basic and diluted net loss per share – diluted	$(7.06)	$(5.12)	$(2.12)

Schedule of anti-dilutive securities were not included in the computation of diluted shares outstanding

The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive for the periods presented, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period (in thousands):

	For the Nine Months Ended September 30,
	2020	2019
Common Stock Warrants	2,084	2,081
Series D Preferred Stock Warrants	300	—
Series E Preferred Stock Warrants	225	75
RSUs	19,662	8,736
Options	18,725	22,760
Unvested Shares from Early Exercise	46	220
Restricted Shares	1,520	2,288
Redeemable convertible preferred stock	194,384	189,064
Total anti-dilutive securities	236,946	225,224

Additionally, the following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive, or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period (in thousands):

	For the Years Ended December 31,
	2019	2018	2017
Common Stock Warrants	2,084	2,081	853
Series D Preferred Stock Warrants	300	5,620	—
Series E Preferred Stock Warrants	75	—	—
RSUs	14,070	564	—
Options	22,633	27,243	24,897
Unvested Shares from Early Exercise	116	693	1,611
Restricted Shares	2,281	1,851	997
Redeemable convertible preferred stock	194,384	167,841	92,417
Total anti-dilutive securities	235,943	205,893	120,775